Offsets	Aug. 08, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Rocket Lab Corp
Form or Filing Type	S-3
File Number	333-285707
Initial Filing Date	May 20, 2026
Fee Offset Claimed	$ 268,517.48
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,944,369,826.00
Termination / Withdrawal Statement	The registrant previously registered shares of its common stock having an aggregate offering price of up to $3,000,000,000 (the “Prior ATM”), offered by means of a 424(b)(5) prospectus supplement, dated May 20, 2026 (the “Prior ATM Prospectus Supplement”) pursuant to the Registration Statement. In connection with the filing of the Prior ATM Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $414,300.00. Effective as of August 6, 2026, the Prior ATM was terminated, and the offering of such unsold shares of common stock previously registered pursuant to the Prior ATM Prospectus Supplement was deemed terminated (the “Prior ATM Termination”). As of the Prior ATM Termination, shares of common stock having an aggregate offering price of up to $1,944,370,000 remained unsold under the Prior ATM Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $268,517.50 that has already been paid and remains unused with respect to the unsold shares of common stock previously registered pursuant to the Prior ATM Prospectus Supplement is offset against the registration fee of $268,517.50 due for this offering. Accordingly, no additional registration fee has been paid in connection with this offering.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Rocket Lab Corp
Form or Filing Type	S-3
File Number	333-285707
Filing Date	May 20, 2026
Fee Paid with Fee Offset Source	$ 268,517.48
Termination / Withdrawal Statement	The registrant previously registered shares of its common stock having an aggregate offering price of up to $3,000,000,000 (the “Prior ATM”), offered by means of a 424(b)(5) prospectus supplement, dated May 20, 2026 (the “Prior ATM Prospectus Supplement”) pursuant to the Registration Statement. In connection with the filing of the Prior ATM Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $414,300.00. Effective as of August 6, 2026, the Prior ATM was terminated, and the offering of such unsold shares of common stock previously registered pursuant to the Prior ATM Prospectus Supplement was deemed terminated (the “Prior ATM Termination”). As of the Prior ATM Termination, shares of common stock having an aggregate offering price of up to $1,944,370,000 remained unsold under the Prior ATM Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $268,517.50 that has already been paid and remains unused with respect to the unsold shares of common stock previously registered pursuant to the Prior ATM Prospectus Supplement is offset against the registration fee of $268,517.50 due for this offering. Accordingly, no additional registration fee has been paid in connection with this offering.